SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULEOF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE

The following tables summarize our financial instruments measured at fair value as of December 31, 2022 and December 31, 2021

	Fair Value Measurements at December 31, 2022
	Level 1	Level 2	Level 3
Assets
Cash	$682,860	$-	$-
Total assets	682,860	-	-
Liabilities
Total liabilities	-	-	-
	$682,860	$-	$-

	Fair Value Measurements at December 31, 2021
	Level 1	Level 2	Level 3
Assets
Cash	$22,550	$-	$-
Total assets	22,550	-	-
Liabilities
Total liabilities	-	-	-
	$22,550	$-	$-